Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES, net
COST OF REVENUES
GROSS MARGIN
OPERATING EXPENSES:
General and administrative expenses	747,647	608,588	4,211,355	4,598,302
Research and development	538,761		779,275
Impairment of long-lived assets		15,000	16,958	32,136
Depreciation and amortization	1,989	760	6,744	5,301
Salaries
Professional fees
Total operating expenses	1,288,397	624,348	5,014,332	4,635,739
LOSS FROM OPERATIONS	(1,288,397)	(624,348)	(5,014,332)	(4,635,739)
OTHER EXPENSES
Interest expense	107,822	168,661	176,672	34,516
Loss on debt extinguishment			149,350
Total other expense	107,822	168,661	326,022	34,516
Net loss	$ (1,396,219)	$ (793,009)	(5,340,354)	(4,670,255)
Series C deemed dividend			(13,477,055)	(4,440)
Net loss to common shareholders			$ (18,817,409)	$ (4,674,695)
Loss per weighted average common share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.04)	$ (0.01)
Number of weighted average common shares outstanding, basic and diluted	571,496,080	367,186,706	500,981,957	326,678,469